Document and Entity Information	May 13, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	May 13, 2025
Document Creation Date	May 13, 2025
Document Effective Date	May 13, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	May 12, 2025
Innovator Equity Managed 100 Buffer ETF | Innovator Equity Managed 100 Buffer ETF
Prospectus:
Trading Symbol	BFRZ